Other current financial and non-financial assets	12 Months Ended
Dec. 31, 2024
Other current financial and non-financial assets
Other current financial and non-financial assets

10.Other current financial and non-financial assets

At December 31, 2024 and 2023, other current financial assets consisted of the following:

Other current financial assets
in € THOUS
	2024	2023

Debt securities	149,361	137,117
Notes receivable	48,049	12,657
Receivables for supplier rebates	27,696	23,239
Derivatives	24,088	18,593
Third party receivables from the sale of investments	23,560	34,672
Deposit / guarantee / security	13,732	17,252
Loans to customers or suppliers	986	1,473
Other	146,268	(831)
Total	433,740	244,172

The item “Other” in the table above includes receivables related to consent agreement on certain pharmaceuticals as of December 31, 2024.

At December 31, 2024 and 2023, other current assets consisted of the following:

Other current assets

in € THOUS

	2024	2023

Income tax receivable	248,668	197,404
Other tax receivable	142,573	140,686
Payments on account	127,116	180,680
Prepaid insurance	27,068	32,695
Interest receivables related to income tax	21,289	14,000
Prepaid rent	14,556	13,063
Other	90,565	151,932
Total	671,835	730,460

The item “Other” in the table above includes various prepaid expenses relating to, amongst others, utility costs and freight expense.